SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and Development Expense [Abstract]
Total costs	$ 17,238	$ 13,633	$ 9,743
Less - capitalized software development costs	(5,392)	(3,464)	(4,735)
Research and development expenses, net	$ 11,846	$ 10,169	$ 5,008